21. PAYMENT TO SHAREHOLDERS (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Payment To Shareholders Details Abstract
Profit for the year	R$ 5,074,136	R$ 10,272	R$ (934,747)
Absorption of deficits	(1,291,689)
Legal reserve	(189,122)
Allocation of profits	3,593,325
Proposed destination:
Mandatory minimum dividends	(898,332)
Intended for statutory reserve of working capital	(2,694,993)
In current liabilities
Dividends to be paid on December 31, 2017	2,209
Mandatory minimum dividends	898,332
Dividends to be paid on December 31, 2018	R$ 900,541	R$ 2,209
Weighted average number of shares	1,373,251
Dividends per share approved	R$ 0.65416